POST-EMPLOYMENT BENEFITS - Remeasurement Recognized in OCI and Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
(Loss) return on plan assets (excluding interest income)	$ (499)	$ 297
Change in asset ceiling	(33)	(9)
Domestic defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
(Loss) return on plan assets (excluding interest income)	(604)	223
Change in financial assumptions	942	390
Effect of experience adjustments	(36)	(18)
Remeasurement gain, recognized in other comprehensive income and equity	$ 269	$ 586